Note 9 - Income Taxes	12 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(9)	Income Taxes

For financial reporting purposes,
loss before taxes includes the following components (in millions)
:

	Fiscal Years Ended June 30,
	2017	2016
United States	$(5.1)	$(4.9)
Foreign	(24.0)	(20.5)

Total	$(29.1)	$(25.4)

The expense for income taxes is comprised of:

	Fiscal Years Ended June 30,
	2017	2016
Current:
Federal	$-	$-
State	-	-
Foreign	0.3	-
Total tax expense	$0.3	$-

A reconciliation of income tax expense at the statutory federal income tax rate and income taxes as reflected in the financial statements is as follows:

	Fiscal Years Ended June 30,
	201 7	201 6

Income tax (benefit) expense at federal statutory rate	$(10.2)	$(8.9)
State and local income taxes, net of federal benefit	(0.2)	(0.2)
Foreign tax rate differential	1.4	1.0
Change in valuation allowance	8.4	9.4
ISO expense	0.3	0.3
Japanese withholding tax	0.3	-
Foreign tax credit	-	(0.2)
Adjustment to deferred income tax assets	0.3	(0.9)
Other	-	(0.5)
Income tax expense	$0.3	$-

The following table includes deferred tax assets and
liabilities as of
June 30, 2017
and
2016:

	As of June 30,
	201 7	201 6
Deferred tax assets:
Foreign net operating loss carryforwards	$27.9	$20.2
US federal and state loss carryforwards	7.1	6.1
Research credits	2.4	2.2
Amortization	-	0.6
Accrued compensated-related costs	2.0	1.6
Sale of future royalty rights	5.0	5.4
Other	-	0.1
Subtotal	44.4	36.2
Less valuation allowance	(44.4)	(36.2)
Total net deferred taxes	$-	$-

Significant components of deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. As of
June 30
,
2017
and
2016
a full valuation allowance had been established, as the Company has determined that the realization of its deferred tax assets is not
more likely than
not.
The Company recorded
$44.4
 million and
$36.2
million of valuation allowance as of
June 30, 2017
and
2016,
respectively.

As of
June 30,
201
7
and
2016,
the Company has
$18.4
 million and
$15.7
million, respectively of gross U.S. federal net operating loss carryforwards that expire at various dates through
2035.
Under IRC section
382,
certain significant changes in ownership
may
restrict the future utilization of its U.S. tax loss carryforwards. As of
June 30, 2017
and
2016,
the Company also has accumulated tax losses of
$44.3
million and
$32.1
million, respectively for Australia,
$25.4
million and
$22.8
million, respectively for the United Kingdom and
$29.2
million and
$18.8
million, respectively for France available for carry forward against future earnings, which under relevant tax laws do not
expire but
may
not
be available under certain circumstances.

As of
June 30,
201
7
and
2016,
the Company’s foreign subsidiaries have
no
positive accumulated earnings. As such,
no
federal or state income taxes have been provided on the losses of its foreign subsidiaries under ASC
740.
If in the future there are positive earnings generated from the Company’s foreign subsidiaries, the Company will evaluate whether to record any applicable federal and state income taxes on such earnings.

Uncertain Tax Positions
The Company files income tax returns in the U.
S, Australia, France and the United Kingdom, as well as with various U.S. states. The Company is subject to tax audits in all jurisdictions in which it files income tax returns. Tax audits by their very nature are often complex and can require several years to complete. There are currently no
tax audits that have commenced with respect to income tax returns in any jurisdiction.

Under the tax statute of limitations applicable to the Internal Revenue Code, the Company is
no
longer subject to U.S. federal income tax examinations by the Internal Revenue Service for years before
2013.
Under the statute of limitations applicable to most state income tax laws, the Company is no
longer subject to state income tax examinations by tax authorities for years before
2012
in states in which it has filed income tax returns. Certain states may
take the position that the Company is subject to income tax in such states even though the Company has not
filed income tax returns in such states and, depending on the varying state income tax statutes and administrative practices, the statute of limitations in such states may
extend to years before
2009.
However, because the Company is carrying forward income tax attributes, such as net operating losses and tax credits from
2012
and earlier tax years, these attributes can still be audited when utilized on returns filed in the future. The Company began foreign operations in
1985.
The Company is subject to foreign tax examinations by tax authorities for all years of operations.

The Company does
not
have any unrecognized tax benefits as of
June 30,
201
7.